Note 5 - Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2009
Note 5 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 19,073,000	$ 22,895,000		$ 23,030,000	$ 104,429,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	88,000,000	71,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		15,210,000		24,603,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation		20,000,000		19,000,000
Deferred Tax Liabilities, Gross		53,783,000	177,200,000	58,845,000
Deferred Tax Assets, Net		115,838,000	53,400,000	115,763,000
Domestic Tax Authority [Member]
Note 5 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards				146,000,000
State and Local Jurisdiction [Member]
Note 5 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards				25,000,000
Foreign Tax Authority [Member]
Note 5 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards				68,000,000
Deferred Tax Assets, Net			169,000,000
Internal Revenue Service (IRS) [Member]
Note 5 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Net			$ 115,600,000